Financial Risk Management - Sensitivity Analysis for Each Type of Market Risk (Detail) - 5 percent weakening in exchange rate [member] - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Profit and loss [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ (27,651)	₩ 44,361
Profit and loss [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(5,123)	(8,480)
Profit and loss [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(1)	(2)
Profit and loss [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(3,303)	(3,683)
Equity [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(7,533)	(68,615)
Equity [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(5,001)	(8,160)
Equity [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(270,943)	(172,198)
Equity [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ (3,303)	₩ (3,683)